Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Ecoark Holdings, Inc.
Entity Central Index Key	0001437491
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Smaller Reporting Company